Operating costs - Narrative (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($) employee	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($) employee
Disclosure of operating costs [line items]
Number of employees on full time equivalent basis | employee	27,972	29,632	30,092
Average number of employees, including part time | employee	28,400	30,232	30,839
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	$ 2.9	$ 0.5	$ 0.1
Principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration	16.3	18.8	18.0
Auditor's remuneration for audit services	15.1	18.0	17.0
Auditors Remuneration For Audit Related Fees	1.2	0.8	1.0
Audit services in respect of employee pension plans	$ 0.6	$ 0.6	$ 0.4